Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Central Index Key	0000946868
Amendment Flag	false
Document Creation Date	Jun. 27, 2012
Document Effective Date	Jun. 27, 2012
Prospectus Date	Apr. 30, 2012